Selected Income Statement Data (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selected Income Statement Data [Abstract]
Selling	[1]	$ 16,575	$ 16,208	$ 14,337
General and administrative		8,926	7,379	7,080
Total selling, general and administrative expenses		25,501	23,587	21,417
Shipping and handling costs		1,034	1,014	879
Interest and commission expense		(288)	(461)	(6)
Interest income		74	88	77
Re-evaluation of contingent consideration			(101)	(258)
Re-evaluation expense on liabilities to the OCS		(183)	(437)	(370)
Other, net	[2]	(597)	(966)	(663)
Financial income (expenses), net		(994)	(1,877)	(1,220)
Foreign currency income (expense), transactions not denominated in U.S. Dollars		$ (435)	$ (786)	$ (546)

[1]	Including shipping and handling costs
[2]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(435), $(786), and $(546) in 2016, 2015 and 2014, respectively.